Non-Controlling Interest in Consolidated Subsidiaries	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Non-Controlling Interest in Consolidated Subsidiaries

Note 22. Non-Controlling Interest in Consolidated Subsidiaries

An analysis of FEMSA’s non-controlling interest in its consolidated subsidiaries as of December 31, 2021 and 2020 is as follows:

	December 31,		December 31,
	2021		2020
Coca-Cola FEMSA	Ps.	69,692	Ps.	66,800
Other		2,824		2,644
	Ps.	72,516	Ps.	69,444

The changes in the FEMSA’s non-controlling interest were as follows:

	2021		2020		2019
Balance at beginning of the period	Ps.	69,444	Ps.	73,762	Ps.	78,489
Net income of non-controlling interest		9,183		5,686		7,349
Other comprehensive income (loss):		(368)		(5,793)		(4,552)
Exchange differences on translation of foreign operation		(1,342)		(5,958)		(3,833)
Remeasurements of the net defined benefits liability		(36)		(169)		(271)
Valuation of the effective portion of derivative financial instruments		1,010		334		(448)
Dividends		(5,729)		(5,524)		(3,945)
Share based payment		(14)		(64)		(12)
Acquisition of Socofar non-controlling interest		—		—		(3,530)
Acquisition of Envoy Solutions non-controlling interest (see Note 4.1)		—		1,298		—
Other acquisitions and remeasurements		—		79		32
Accounting standard adoption effects (“IFRIC 23 and IFRS 9”)		—		—		(69)
Balance at end of the period	Ps.	72,516	Ps.	69,444	Ps.	73,762

Non-controlling interest’s accumulated other comprehensive income is comprised as follows:

	December 31,		December 31,
	2021		2020
Exchange differences on translation foreign operation	Ps.	(7,999)	Ps.	(6,657)
Remeasurements of the net defined benefits liability		(595)		(559)
Valuation of the effective portion of derivative financial instruments		733		(277)
Accumulated other comprehensive income	Ps.	(7,861)	Ps.	(7,493)

Coca-Cola FEMSA shareholders, especially the Coca-Cola Company which holds Series D shares, have some protective rights about investing in or disposing of significant businesses. However, these rights do not limit the continued normal operations of Coca-Cola FEMSA.

Summarized financial information in respect of Coca-Cola FEMSA is set out below:

	December 31,		December 31,
	2021		2020
Total current assets	Ps.	80,364	Ps.	72,440
Total non-current assets		191,203		190,626
Total current liabilities		46,221		42,845
Total non-current liabilities		97,774		97,764
Total revenue	Ps.	194,804	Ps.	183,615
Consolidated net income		16,331		10,368
Consolidated comprehensive income for the year, net of tax	Ps.	15,764	Ps.	3,050
Net cash flows generated from operating activities		32,721		35,147
Net cash flows (used in) investing activities		(9,547)		(10,508)
Net cash flows (used in) / obtained from financing activities		(20,263)		417

22.1 Options embedded from past acquisitions

FEMSA Comercio – Health Division entered into option transactions regarding the remaining 40% non-controlling interest not held by FEMSA Comercio – Health Division.

On December 13, 2019, the former controlling shareholders of Socofar exercised their put option to sell the remaining 40% non-controlling interest to FEMSA Comercio – Health Division at the fair value of the interest. As of December 31, 2019, the Company recognized a loss in the consolidated statements of changes in equity and Socofar has been included 100% in the consolidated statements of financial position.

The former controlling shareholders of Open Market retain a put for their remaining 20% non-controlling interest that can be exercised (i) at any time after the acquisition date (December 27, 2016) upon the occurrence of certain events and (ii) annually from January through April, after the third anniversary of the acquisition date. In any event, the Company through one of its subsidiaries can call the remaining 20% non-controlling interest annually from January through April, after the fifth anniversary of the acquisition date. Both options would be exercisable at the then fair value of the interest and shall remain indefinitely.

For the 90 days beginning the fifth anniversary of the closing of the purchase of the 89.5% controlling interest of NW Synergy Holdings, LLC (the purchase of NW Synergy, now Envoy Solutions LLC), and for a period of 90 days beginning from the sixth to tenth anniversary of the purchase of NW Synergy, the Company shall have the right to require any non-controlling member or both to sell their entire interest in the partnership at a price equal to the market value, provided that, the Company does not exercise such right during the fifth and sixth anniversary of the closing date of the purchase. Considering that this option can be exercised at fair value at the date of the event, its intrinsic value is not significantly different from zero as of December 31, 2021.